Inventories (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Inventory for Long-term Contracts or Programs, Gross	$ 26,296,118	$ 17,149,858	$ 79,581,158